J. Benjamin English • Richmond Office (804) 771-9544 • benglish@hf-law.com

April 19, 2006

Division of Corporate Finance

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Mail Stop 0409

Washington, D.C. 20549

Re:	ARC Corporate Realty Trust, Inc. Preliminary Proxy Materials

Dear Sir or Madam:

Please find enclosed for filing the Preliminary Proxy Materials referenced above. ARC Corporate Realty Trust, Inc. intends to mail these proxy materials to its stock holders on or after May 2, 2006.

If you have any questions regarding this filing, please contact me at (804) 771-9544.

Sincerely,

J. Benjamin English